Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	May 31, 2023
Dividends
Dividend recognized and paid		$ 200,136
Dividend paid
Dividends
Dividend recognized and paid	$ 200,100
Ordinary Shares | Dividend declared
Dividends
Special cash dividend per share			$ 0.85
ADS | Dividend declared
Dividends
Special cash dividend per share			$ 0.85